Provisions for tax, labor and civil risks (Tables)	12 Months Ended
Dec. 31, 2022
Provisions for tax, labor and civil risks
Schedule of provisions for disputes, probable losses and judicial deposits

The table below presents the position of provisions for disputes, probable losses and judicial deposits which refer to lawsuits in progress and social security risk.

	December 31, 2022	December 31, 2021
Provisions
Service tax (ISSQN) Lawsuit - Company Zenvia (a)	37,525	34,666
Labor provisions and other provisions	2,225	1,410
Total provisions	39,750	36,076
Judicial deposits
Service tax (ISSQN) judicial deposits - Lawsuit Company Zenvia (a)	(37,561)	(34,697)
Labor appeals judicial and other deposits	(220)	(10)
Total judicial deposits	(37,781)	(34,707)
Total	1,969	1,369

(a)

The amount of the liability related to the provision and judicial deposits for tax risk refers to the lawsuit filed by the City of Porto Alegre about the service tax (ISSQN) against Zenvia Brazil itself.

Schedule of changes in provisions

Changes in provisions are as follows:

Provisions
Balance at January 1, 2021	32,844
Additions	4,950
Reversals	(2,054)
Additions due to acquisitions	336
Balance at December 31, 2021	36,076
Additions	4,396
Reversals	(248)
Payments	(474)
Balance at December 31, 2022	39,750

Schedule of changes in judicial deposits

Changes in judicial deposits are as follows:

Deposits
Balance at January 1, 2021	30,577
Additions	5,504
Reversals	(1,374)
Balance at December 31, 2021	34,707
Additions	3,255
Reversals	(114)
Payments	(67)
Balance at December 31, 2022	37,781